Consolidated Statements of Profit or Loss and Other Comprehensive Income - EUR (€) € in Thousands		3 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
Profit or loss [abstract]
Revenue		€ 6,828	€ 746
Cost of sales		4,246	0
Gross profit / (loss)		2,582	746
Research and development costs		83,193	88,149
Selling, general and administrative expenses		47,418	37,247
Operating profit / (loss)		(128,029)	(124,650)
Share of profit / (loss) of associate		(4,873)	28,106
Finance income		13,044	34,430
Finance expenses		5,399	869
Profit/ (loss) before tax		(125,257)	(62,983)
Tax on profit / (loss) for the period		(241)	191
Net profit / (loss) for the period		(125,498)	(62,792)
Attributable to owners of the Company		€ (125,498)	€ (62,792)
Basic and diluted earnings / (loss) per share		€ (2.21)	€ (1.17)
Number of shares used for calculation (basic and diluted)	[1]	56,720,063	53,759,952
Statement of comprehensive income [abstract]
Net profit / (loss) for the period		€ (125,498)	€ (62,792)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations		425	1,842
Other comprehensive income / (loss) for the period, net of tax		425	1,842
Total comprehensive income / (loss)		(125,073)	(60,950)
Attributable to owners of the Company		€ (125,073)	€ (60,950)

[1]	As of March 31, 2022, a total of 7,060,788 warrants outstanding, each carrying the right to subscribe for one ordinary share, and 575,000 senior convertible notes which can potentially be converted into 3,456,785 ordinary shares, can potentially dilute earnings per share in the future but have not been included in the calculation of diluted earnings per share because they are antidilutive for the periods presented. Similarly, a total of 6,109,942 warrants outstanding as of March 31, 2021, are also considered antidilutive for the periods presented and have not been included in the calculation. The weighted average number of shares takes into account the weighted average effect of changes in treasury shares during the year.